Net Earnings(Loss) per Share	12 Months Ended
Dec. 31, 2021
Net (Loss)/Earnings per Share
Net (Loss)/Earnings per Share

19. Net Earnings/(Loss) per Share

Basic and diluted earnings /(loss) per share have been calculated in accordance with ASC260 for the years ended December 31, 2019, 2020 and 2021:

	For the Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income/(loss)	176,724	4,877	(37,636)
Net loss attributable to non-controlling interests	—	930	29,265
Accretions of Preferred Shares to redemption value	(50,219)	—	—
Net earnings/(loss) attributable to ordinary shareholders	126,505	5,807	(8,371)

Denominator:
Weighted average number of ordinary shares outstanding, basic	59,357,935	81,534,991	81,680,504
Weighted average number of ordinary shares outstanding, diluted	63,309,091	83,781,406	81,680,504
Net earnings/(loss) per share, basic	2.13	0.07	(0.10)
Net earnings/(loss) per share, diluted	2.00	0.07	(0.10)
Net earnings/(loss) per ADS, basic	1.64	0.05	(0.08)
Net earnings/(loss) per ADS, diluted	1.54	0.05	(0.08)

Basic and diluted earnings /(loss) per ordinary share are computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.

The following ordinary shares equivalents were excluded from the computation of dilutive net earnings /(loss) per share to eliminate any antidilutive effect:

	For the Year ended December 31,
	2019	2020	2021
Share option	—	—	949,501
Preferred Shares	15,127,760	—	—
Total	15,127,760	—	949,501